CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 16,031	$ 21,510	$ 21,044
Depreciation, depletion, amortization and impairment	13,107	13,818	13,680
Non-current liabilities, valuation allowances, and deferred taxes	190	813	4,594
(Gains) losses on disposals of assets	(1,497)	(3,452)	369
Undistributed affiliates' equity earnings	124	649	6,057
(Increase) decrease in working capital	2,364	6,091	1,191
Other changes, net	535	1,250	432
Cash flow from operating activities	30,854	40,679	47,367
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(14,909)	(17,722)	(15,690)
Acquisitions of subsidiaries, net of cash acquired	(2,439)	(1,772)	(94)
Investments in equity affiliates and other securities	(2,127)	(3,477)	(3,042)
Increase in non-current loans	(2,275)	(1,889)	(976)
Total expenditures	(21,750)	(24,860)	(19,802)
Proceeds from disposals of intangible assets and property, plant and equipment	727	3,789	540
Proceeds from disposals of subsidiaries, net of cash sold	2,167	3,561	835
Proceeds from disposals of non-current investments	347	490	577
Repayment of non-current loans	1,177	566	2,734
Total divestments	4,418	8,406	4,686
Cash flow used in investing activities	(17,332)	(16,454)	(15,116)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	521	383	370
Issuance (repayment) of shares: Treasury shares	(7,995)	(9,167)	(7,711)
Dividends paid: Parent company shareholders	(7,717)	(7,517)	(9,986)
Dividends paid: Non-controlling interests	(322)	(311)	(536)
Net issuance of perpetual subordinated notes	(457)	(1,081)
Payments on perpetual subordinated notes	(314)	(314)	(339)
Other transactions with non-controlling interests	(67)	(126)	(49)
Net issuance (repayment) of non-current debt	7,532	130	1,108
Increase (decrease) in current borrowings	(5,142)	(14,289)	(6,073)
Increase (decrease) in current financial assets and liabilities	(464)	2,562	3,944
Cash flow from / (used in) financing activities	(14,425)	(29,730)	(19,272)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(903)	(5,505)	12,979
Effect of exchange rates	(516)	(258)	(1,295)
Cash and cash equivalents at the beginning of the period	27,263	33,026	21,342
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 25,844	$ 27,263	$ 33,026